DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments, Gains (Losses) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to embedded derivatives	$ (463)	$ (365)	$ (157)	$ (241)
Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to embedded derivatives	0	(2)	8	(12)
Indexed annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to embedded derivatives	(483)	(355)	(218)	(200)
Funds withheld arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gains (losses) related to embedded derivatives	$ 20	$ (8)	$ 53	$ (29)